UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1810

                             OPPENHEIMER GLOBAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

           Date of reporting period: OCTOBER 1, 2004 - MARCH 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Vodafone Group plc                                                          3.5%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   2.5
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.                                                2.4
--------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                               2.1
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                                       2.0
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                        1.9
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      1.9
--------------------------------------------------------------------------------
Transocean, Inc.                                                            1.5
--------------------------------------------------------------------------------
KDDI Corp.                                                                  1.3
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                   1.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              37.1%
--------------------------------------------------------------------------------
United Kingdom                                                             14.9
--------------------------------------------------------------------------------
Japan                                                                       9.0
--------------------------------------------------------------------------------
France                                                                      7.2
--------------------------------------------------------------------------------
Sweden                                                                      5.0
--------------------------------------------------------------------------------
Germany                                                                     3.6
--------------------------------------------------------------------------------
India                                                                       3.4
--------------------------------------------------------------------------------
Korea, Republic of South                                                    2.5
--------------------------------------------------------------------------------
Canada                                                                      2.3
--------------------------------------------------------------------------------
Switzerland                                                                 2.2

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on total investments.


                           9 | OPPENHEIMER GLOBAL FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REGIONAL ALLOCATION

United States/Canada          39.5%
Europe                        36.8
Asia                          18.6
Latin America                  5.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on total investments.
--------------------------------------------------------------------------------


                          10 | OPPENHEIMER GLOBAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          11 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                          12 | OPPENHEIMER GLOBAL FUND
exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                  BEGINNING       ENDING          EXPENSES
                                  ACCOUNT         ACCOUNT         PAID DURING
                                  VALUE           VALUE           6 MONTHS ENDED
                                  (10/1/04)       (3/31/05)       MARCH 31, 2005
--------------------------------------------------------------------------------
Class A Actual                    $1,000.00       $1,121.30       $ 5.94
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00        1,019.35         5.65
--------------------------------------------------------------------------------
Class B Actual                     1,000.00        1,116.60        10.28
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00        1,015.26         9.79
--------------------------------------------------------------------------------
Class C Actual                     1,000.00        1,117.00         9.97
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00        1,015.56         9.49
--------------------------------------------------------------------------------
Class N Actual                     1,000.00        1,118.70         8.06
--------------------------------------------------------------------------------
Class N Hypothetical               1,000.00        1,017.35         7.67
--------------------------------------------------------------------------------
Class Y Actual                     1,000.00        1,122.50         4.45
--------------------------------------------------------------------------------
Class Y Hypothetical               1,000.00        1,020.74         4.24

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2005 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.12%
---------------------------
Class B           1.94
---------------------------
Class C           1.88
---------------------------
Class N           1.52
---------------------------
Class Y           0.84

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                          13 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  March 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.5%
--------------------------------------------------------------------------------
AUTOMOBILES--1.3%
Porsche AG,
Preferred                                              89,570    $    65,137,174
--------------------------------------------------------------------------------
Toyota Motor Corp.                                  2,618,000         97,415,089
                                                                 ---------------
                                                                     162,552,263

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
International Game
Technology                                          2,966,000         79,073,560
--------------------------------------------------------------------------------
Starbucks Corp. 1                                   1,314,700         67,917,402
                                                                 ---------------
                                                                     146,990,962

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Koninklijke (Royal)
Philips Electronics
NV                                                  4,827,500        132,979,499
--------------------------------------------------------------------------------
Sony Corp.                                          3,097,500        123,345,379
                                                                 ---------------
                                                                     256,324,878

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.4%
Amazon.com, Inc. 1                                  1,105,600         37,888,912
--------------------------------------------------------------------------------
eBay, Inc. 1                                        3,637,100        135,518,346
                                                                 ---------------
                                                                     173,407,258

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Nikon Corp.                                         4,668,298         53,679,114
--------------------------------------------------------------------------------
MEDIA--7.4%
Grupo Televisa SA,
Sponsored GDR                                       1,613,190         94,855,572
--------------------------------------------------------------------------------
JC Decaux SA 1                                      1,950,712         53,254,339
--------------------------------------------------------------------------------
Pearson plc                                         7,641,092         93,136,503
--------------------------------------------------------------------------------
Reed Elsevier plc                                   5,609,464         58,143,716
--------------------------------------------------------------------------------
Singapore Press
Holdings Ltd.                                      23,017,786         63,578,111
--------------------------------------------------------------------------------
Sirius Satellite
Radio, Inc. 1                                      52,767,915        296,555,682
--------------------------------------------------------------------------------
Television
Broadcasts Ltd.                                    18,522,086         93,329,399
--------------------------------------------------------------------------------
Wolters Kluwer NV                                   2,442,554         44,612,714
--------------------------------------------------------------------------------
WPP Group plc                                       4,267,640         48,590,304
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                 19,807,207         62,993,041
                                                                 ---------------
                                                                     909,049,381

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.0%
Circuit City Stores,
Inc./Circuit City
Group                                               4,973,215    $    79,820,101
--------------------------------------------------------------------------------
Gap, Inc. (The)                                     2,060,800         45,007,872
--------------------------------------------------------------------------------
Hennes & Mauritz
AB, B Shares                                        7,664,200        263,389,470
--------------------------------------------------------------------------------
New Dixons Group
plc                                                35,230,024        101,694,846
                                                                 ---------------
                                                                     489,912,289

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Coach, Inc. 1                                       1,152,400         65,260,412
--------------------------------------------------------------------------------
LVMH Moet
Hennessey Louis
Vuitton                                             1,694,470        126,739,845
                                                                 ---------------
                                                                     192,000,257

--------------------------------------------------------------------------------
CONSUMER STAPLES--6.8%
--------------------------------------------------------------------------------
BEVERAGES--1.4%
Companhia
de Bebidas das
Americas, ADR                                       2,193,700         63,375,993
--------------------------------------------------------------------------------
Fomento Economico
Mexicano SA de
CV, UBD                                            11,224,300         60,184,453
--------------------------------------------------------------------------------
Grupo Modelo SA
de CV, Series C                                    15,504,400         45,661,386
                                                                 ---------------
                                                                     169,221,832

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Seven-Eleven Japan
Co. Ltd.                                            1,262,700         36,975,455
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury
Schweppes plc                                      12,835,417        128,676,772
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.6%
Hindustan Lever Ltd.                               22,184,700         66,922,363
--------------------------------------------------------------------------------
Reckitt Benckiser plc                               7,844,464        249,341,203
                                                                 ---------------
                                                                     316,263,566

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Gillette Co.                                        2,019,300        101,934,264
--------------------------------------------------------------------------------
Shiseido Co. Ltd.                                   2,835,200         37,413,112
                                                                 ---------------
                                                                     139,347,376


                          14 | OPPENHEIMER GLOBAL FUND

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TOBACCO--0.4%
Altria Group, Inc.                                    518,000    $    33,872,020
--------------------------------------------------------------------------------
ITC Ltd.                                              478,800         14,731,254
                                                                 ---------------
                                                                      48,603,274

--------------------------------------------------------------------------------
ENERGY--8.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.5%
GlobalSantaFe Corp.                                 3,500,200        129,647,408
--------------------------------------------------------------------------------
Technip SA                                            680,670        113,822,939
--------------------------------------------------------------------------------
Transocean, Inc. 1                                  3,549,700        182,667,562
                                                                 ---------------
                                                                     426,137,909

--------------------------------------------------------------------------------
OIL & GAS--5.0%
BP plc, ADR                                         1,590,356         99,238,214
--------------------------------------------------------------------------------
Burlington
Resources, Inc.                                     1,284,000         64,289,880
--------------------------------------------------------------------------------
ChevronTexaco
Corp.                                               1,830,634        106,744,269
--------------------------------------------------------------------------------
Encana Corp.                                        1,386,656         97,942,970
--------------------------------------------------------------------------------
ENI SpA                                             2,117,300         54,975,201
--------------------------------------------------------------------------------
Husky Energy, Inc.                                  3,946,165        118,531,769
--------------------------------------------------------------------------------
Oil & Natural Gas
Corp. Ltd.                                            784,530         15,856,757
--------------------------------------------------------------------------------
Total SA, B Shares                                    226,540         53,006,067
                                                                 ---------------
                                                                     610,585,127

--------------------------------------------------------------------------------
FINANCIALS--17.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Credit Suisse Group 1                               1,491,770         64,027,407
--------------------------------------------------------------------------------
Northern Trust
Corp.                                                 781,100         33,930,984
                                                                 ---------------
                                                                      97,958,391

--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.4%
ABN Amro
Holding NV                                          2,075,168         51,487,128
--------------------------------------------------------------------------------
Anglo Irish
Bank Corp.                                          2,946,342         73,712,975
--------------------------------------------------------------------------------
Australia & New
Zealand Banking
Group Ltd.                                          3,262,625         51,956,880
--------------------------------------------------------------------------------
Bayerische Hypo-
Und Vereinsbank 1                                   1,260,040         30,789,254

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
HSBC Holdings plc                                   7,672,689    $   121,984,683
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                       4,665,950         96,678,484
--------------------------------------------------------------------------------
Resona Holdings,
Inc. 1                                             23,970,200         48,061,112
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                           7,156,082        227,731,014
--------------------------------------------------------------------------------
Societe Generale,
Cl. A                                               1,108,059        115,125,065
--------------------------------------------------------------------------------
Wachovia Corp.                                      1,696,638         86,375,841
                                                                 ---------------
                                                                     903,902,436

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.5%
3i Group plc                                        3,567,102         45,265,397
--------------------------------------------------------------------------------
American
Express Co.                                         2,293,800        117,832,506
--------------------------------------------------------------------------------
Citigroup, Inc.                                       795,933         35,769,229
--------------------------------------------------------------------------------
Credit Saison Co. Ltd.                              1,882,500         67,765,084
--------------------------------------------------------------------------------
Investor AB, B Shares 1                             3,098,015         41,841,977
--------------------------------------------------------------------------------
JPMorgan Chase
& Co.                                               3,151,919        109,056,397
--------------------------------------------------------------------------------
MBNA Corp.                                          3,760,200         92,312,910
--------------------------------------------------------------------------------
Morgan Stanley                                      2,249,600        128,789,600
--------------------------------------------------------------------------------
Schwab (Charles)
Corp.                                               3,476,100         36,533,811
                                                                 ---------------
                                                                     675,166,911

--------------------------------------------------------------------------------
INSURANCE--4.1%
ACE Ltd.                                            2,531,071        104,457,300
--------------------------------------------------------------------------------
Allianz AG                                            865,726        109,945,395
--------------------------------------------------------------------------------
Berkshire Hathaway,
Inc., Cl. B 1                                          28,320         80,881,920
--------------------------------------------------------------------------------
Everest Re
Group Ltd.                                            494,800         42,112,428
--------------------------------------------------------------------------------
Manulife Financial
Corp.                                               1,461,839         69,798,431
--------------------------------------------------------------------------------
Prudential plc                                      9,841,000         94,482,266
                                                                 ---------------
                                                                     501,677,740


                          15 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--12.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.8%
Affymetrix, Inc. 1                                  1,628,100    $    69,747,804
--------------------------------------------------------------------------------
Amgen, Inc. 1                                       1,787,300        104,038,733
--------------------------------------------------------------------------------
Applera Corp./
Applied Biosystems
Group                                               1,942,200         38,339,028
--------------------------------------------------------------------------------
Genentech, Inc. 1                                   1,020,300         57,759,183
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                  967,700         55,391,148
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                             2,740,200         98,099,160
--------------------------------------------------------------------------------
Human Genome
Sciences, Inc. 1                                    1,197,700         11,042,794
--------------------------------------------------------------------------------
Millennium
Pharmaceuticals,
Inc. 1                                              1,138,000          9,581,960
--------------------------------------------------------------------------------
Wyeth                                                 672,900         28,382,922
                                                                 ---------------
                                                                     472,382,732

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Essilor International
SA                                                    693,140         50,092,108
--------------------------------------------------------------------------------
Medtronic, Inc.                                       570,000         29,041,500
--------------------------------------------------------------------------------
Nektar
Therapeutics 1,2                                    1,260,528         14,057,408
--------------------------------------------------------------------------------
Smith & Nephew plc                                 10,285,580         96,700,041
--------------------------------------------------------------------------------
Swiss Medical SA 1,2,3                                960,000          8,761,092
                                                                 ---------------
                                                                     198,652,149

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Express Scripts, Inc. 1                               639,500         55,758,005
--------------------------------------------------------------------------------
IMS Health, Inc.                                    2,069,900         50,484,861
--------------------------------------------------------------------------------
Quest Diagnostics,
Inc.                                                1,069,400        112,426,022
                                                                 ---------------
                                                                     218,668,888

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.3%
Chugai
Pharmaceutical
Co. Ltd.                                            2,977,400         45,731,398
--------------------------------------------------------------------------------
Eli Lilly & Co.                                       625,900         32,609,390
--------------------------------------------------------------------------------
Novartis AG                                         1,571,121         73,276,957
--------------------------------------------------------------------------------
Pfizer, Inc.                                        2,584,390         67,891,925

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Roche Holdings AG                                   1,213,117    $   129,991,307
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                2,707,728        228,326,234
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                 4,937,200         68,051,680
                                                                 ---------------
                                                                     645,878,891

--------------------------------------------------------------------------------
INDUSTRIALS--6.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
Boeing Co.                                          1,099,500         64,276,770
--------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica
SA, ADR                                             3,747,600        117,299,880
--------------------------------------------------------------------------------
European Aeronautic
Defence & Space Co.                                 1,223,190         36,564,253
--------------------------------------------------------------------------------
Lockheed Martin
Corp.                                                 925,500         56,511,030
--------------------------------------------------------------------------------
Northrop Grumman
Corp.                                                 985,200         53,181,096
--------------------------------------------------------------------------------
Raytheon Co.                                        2,271,600         87,910,920
                                                                 ---------------
                                                                     415,743,949

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
JGC Corp.                                           1,920,400         20,953,726
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
Hutchison
Whampoa Ltd.                                        5,550,000         47,142,747
--------------------------------------------------------------------------------
Siemens AG                                          1,547,699        122,121,823
                                                                 ---------------
                                                                     169,264,570

--------------------------------------------------------------------------------
MACHINERY--0.5%
Hyundai Heavy
Industries Co. Ltd.                                 1,345,000         67,415,559
--------------------------------------------------------------------------------
MARINE--0.2%
Peninsular & Oriental
Steam Navigation Co.                                5,400,940         29,547,634
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                 12,560,577         31,720,833
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.9%
Cisco Systems, Inc. 1                               3,609,900         64,581,111
--------------------------------------------------------------------------------
Corning, Inc. 1                                     8,782,500         97,749,225
--------------------------------------------------------------------------------
Juniper Networks,
Inc. 1                                              1,688,500         37,248,310
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                      2,701,600         99,013,640


                          16 | OPPENHEIMER GLOBAL FUND

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Telefonaktiebolaget
LM Ericsson,
B Shares 1                                        108,710,700    $   305,950,152
                                                                 ---------------
                                                                     604,542,438

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
International Business
Machines Corp.                                      1,320,281        120,647,278
--------------------------------------------------------------------------------
Sun Microsystems,
Inc. 1                                             13,607,200         54,973,088
                                                                 ---------------
                                                                     175,620,366

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
Hoya Corp.                                            589,300         64,848,830
--------------------------------------------------------------------------------
Keyence Corp.                                         264,500         61,271,846
--------------------------------------------------------------------------------
Murata
Manufacturing
Co. Ltd.                                              871,000         46,705,679
--------------------------------------------------------------------------------
Nidec Corp.                                           201,100         25,036,697
--------------------------------------------------------------------------------
Omron Corp.                                           529,600         11,557,064
--------------------------------------------------------------------------------
Tandberg ASA                                        5,520,000         57,711,882
                                                                 ---------------
                                                                     267,131,998

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Yahoo Japan Corp. 1                                    12,400         29,083,279
--------------------------------------------------------------------------------
IT SERVICES--1.3%
Infosys Technologies
Ltd.                                                3,026,652        156,100,400
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                           825,900         44,287,280
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.2%
Advanced Micro
Devices, Inc. 1                                     7,506,800        121,009,616
--------------------------------------------------------------------------------
Altera Corp. 1                                      1,648,100         32,599,418
--------------------------------------------------------------------------------
International
Rectifier Corp. 1                                     703,300         32,000,150
--------------------------------------------------------------------------------
National
Semiconductor
Corp.                                               4,396,600         90,613,926
--------------------------------------------------------------------------------
Samsung
Electronics Co.                                       245,940        121,577,430

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Silicon Laboratories,
Inc. 1                                                620,600    $    18,438,026
--------------------------------------------------------------------------------
Taiwan
Semiconductor
Manufacturing
Co. Ltd. 2                                         60,378,926         98,695,953
                                                                 ---------------
                                                                     514,934,519

--------------------------------------------------------------------------------
SOFTWARE--3.4%
Cadence Design
Systems, Inc. 1                                     3,484,638         52,095,338
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                               330,178         17,096,617
--------------------------------------------------------------------------------
Intuit, Inc. 1                                        773,400         33,851,718
--------------------------------------------------------------------------------
Novell, Inc. 1                                     10,521,111         62,705,822
--------------------------------------------------------------------------------
SAP AG                                                665,171        106,747,430
--------------------------------------------------------------------------------
Symantec Corp. 1                                    2,465,300         52,584,849
--------------------------------------------------------------------------------
Trend Micro, Inc.                                   1,330,100         56,995,413
--------------------------------------------------------------------------------
Veritas Software
Corp. 1                                             1,243,900         28,883,355
                                                                 ---------------
                                                                     410,960,542

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
France Telecom SA                                   3,556,754        106,504,825
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA 1                                        304              5,794
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA,
Preference 1                                        5,448,012         84,066,702
                                                                 ---------------
                                                                     190,577,321

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.8%
KDDI Corp.                                             33,663        166,698,247
--------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                           6,151,250        121,302,650
--------------------------------------------------------------------------------
Vodafone Group plc                                160,250,224        425,480,592
                                                                 ---------------
                                                                     713,481,489

--------------------------------------------------------------------------------
UTILITIES--1.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Energias de
Portugal SA                                        13,846,510         38,590,665


                          17 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Fortum Oyj                                          1,694,800    $    32,998,323
                                                                 ---------------
                                                                      71,588,988

--------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Gail India Ltd.                                     1,337,130          6,487,415
--------------------------------------------------------------------------------
Hong Kong &
China Gas Co. Ltd.                                 31,331,400         61,662,936
                                                                 ---------------
                                                                      68,150,351
                                                                 ---------------
Total Common Stocks
(Cost $8,863,364,896)                                             11,955,121,093

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Banca Bipielle
Network SpA Wts.,
Exp. 12/31/34 1,2
(Cost $0)                                               1,200                 --

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--1.5%
--------------------------------------------------------------------------------
Barton Capital Corp.,
2.83%, 4/1/05 4                                  $ 36,477,000         36,477,000
--------------------------------------------------------------------------------
Eiffel Funding LLC,
2.67%, 4/13/05 4                                   24,000,000         23,978,640
--------------------------------------------------------------------------------
Neptune Funding
Corp., 2.65%, 4/8/05 4                             70,252,000         70,215,683
--------------------------------------------------------------------------------
New Center Asset
Trust, 2.64%, 4/1/05                               50,000,000         50,000,000
--------------------------------------------------------------------------------
Victory Receivables
Corp., 2.73%, 4/7/05 4                              4,798,000          4,795,817
                                                                 ---------------
Total Short-Term Notes
(Cost $185,467,140)                                                  185,467,140

                                                    PRINCIPAL              VALUE
                                                       AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
--------------------------------------------------------------------------------
Undivided interest of 11.84%
in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a
maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be
repurchased at $99,226,579 on 4/1/05,
collateralized by Federal National
Mortgage Assn., 4.50%--5%,
5/1/19--3/1/34, with a
value of $857,182,684
(Cost $99,219,000)                               $ 99,219,000    $    99,219,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $9,148,051,036)                                    99.9%    12,239,807,233
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        0.1          7,510,137
                                                 -------------------------------
NET ASSETS                                              100.0%   $12,247,317,370
                                                 ===============================


                          18 | OPPENHEIMER GLOBAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $121,514,453, which represents 0.99% of the Fund's net assets, of which $22,818,500 is considered restricted. See Note 6 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2005 amounts to $8,761,092. Transactions during the period in which the issuer was an affiliate are as follows:

                                SHARES           GROSS           GROSS             SHARES
                    SEPTEMBER 30, 2004       ADDITIONS      REDUCTIONS     MARCH 31, 2005
-----------------------------------------------------------------------------------------
Swiss Medical SA               960,000              --              --            960,000

                                                            UNREALIZED           DIVIDEND
                                                          DEPRECIATION             INCOME
-----------------------------------------------------------------------------------------
Swiss Medical SA                                           $21,628,908            $    --

4. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $135,467,140, or 1.11% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                           VALUE     PERCENT
--------------------------------------------------------------------------------
United States                                       $ 4,544,990,174        37.1%
United Kingdom                                        1,820,013,185        14.9
Japan                                                 1,105,875,484         9.0
France                                                  883,435,675         7.2
Sweden                                                  611,181,599         5.0
Germany                                                 434,741,076         3.6
India                                                   419,769,714         3.4
Korea, Republic of South                                310,295,639         2.5
Canada                                                  286,273,170         2.3
Switzerland                                             267,295,671         2.2
Brazil                                                  264,748,369         2.2
The Netherlands                                         229,079,341         1.9
Hong Kong                                               202,135,082         1.7
Mexico                                                  200,701,411         1.6
Bermuda                                                 146,569,728         1.2
Taiwan                                                   98,695,953         0.8
Australia                                                83,677,713         0.7
Ireland                                                  73,712,975         0.6
Singapore                                                63,578,111         0.5
Norway                                                   57,711,882         0.5
Italy                                                    54,975,201         0.4
Portugal                                                 38,590,665         0.3
Finland                                                  32,998,323         0.3
Argentina                                                 8,761,092         0.1
                                                    ----------------------------
Total                                               $12,239,807,233       100.0%
                                                    ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          19 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2005
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $9,117,661,036)                                              $ 12,231,046,141
Affiliated companies (cost $30,390,000)                                                          8,761,092
                                                                                          -----------------
                                                                                            12,239,807,233
-----------------------------------------------------------------------------------------------------------
Cash                                                                                             3,512,848
-----------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $4,210,371)                                                       4,278,706
-----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                               24,360
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                               137,446,996
Interest and dividends                                                                          24,743,584
Shares of beneficial interest sold                                                              24,344,743
Other                                                                                              254,695
                                                                                          -----------------
Total assets                                                                                12,434,413,165

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                              171,671
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                          141,098,208
Shares of beneficial interest redeemed                                                          32,689,167
Distribution and service plan fees                                                               7,138,028
Transfer and shareholder servicing agent fees                                                    2,152,133
Trustees' compensation                                                                           1,669,715
Shareholder communications                                                                         853,627
Foreign capital gains tax                                                                          559,480
Other                                                                                              763,766
                                                                                          -----------------
Total liabilities                                                                              187,095,795

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $ 12,247,317,370
                                                                                          =================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $  9,404,297,983
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                (52,400,552)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                (196,222,032)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                            3,091,641,971
                                                                                          -----------------
NET ASSETS                                                                                $ 12,247,317,370
                                                                                          =================


                          20 | OPPENHEIMER GLOBAL FUND

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $9,391,821,179 and
160,025,817 shares of beneficial interest outstanding)                                               $58.69
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $62.27
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,427,828,199 and 25,971,727 shares
of beneficial interest outstanding)                                                                  $54.98
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $989,019,243 and 17,708,570 shares
of beneficial interest outstanding)                                                                  $55.85
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $270,587,886 and 4,645,848 shares
of beneficial interest outstanding)                                                                  $58.24
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$168,060,863 and 2,847,515 shares of beneficial interest outstanding)                                $59.02

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          21 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $7,880,367)         $ 70,267,763
--------------------------------------------------------------------------------
Interest                                                              5,195,182
                                                                   -------------
Total investment income                                              75,462,945

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      38,833,849
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              10,842,011
Class B                                                               7,102,453
Class C                                                               4,728,548
Class N                                                                 621,442
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               9,271,332
Class B                                                               1,662,580
Class C                                                                 910,951
Class N                                                                 443,512
Class Y                                                                 266,692
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 381,950
Class B                                                                 261,935
Class C                                                                  89,669
Class N                                                                   8,824
--------------------------------------------------------------------------------
Custodian fees and expenses                                           1,109,800
--------------------------------------------------------------------------------
Trustees' compensation                                                  232,169
--------------------------------------------------------------------------------
Other                                                                    88,172
                                                                   -------------
Total expenses                                                       76,855,889
Less reduction to custodian expenses                                    (46,507)
Less waivers and reimbursements of expenses                              (9,312)
                                                                   -------------
Net expenses                                                         76,800,070

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (1,337,125)


                          22 | OPPENHEIMER GLOBAL FUND

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                  $  427,143,691
Foreign currency transactions                                                   103,492,129
                                                                             --------------
Net realized gain                                                               530,635,820
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $559,480)                      627,299,801
Translation of assets and liabilities denominated in foreign currencies         196,972,495
                                                                             --------------
Net change in unrealized appreciation                                           824,272,296

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $1,353,570,991
                                                                             ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          23 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS                   YEAR
                                                                           ENDED                  ENDED
                                                                  MARCH 31, 2005          SEPTEMBER 30,
                                                                     (UNAUDITED)                   2004
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    $     (1,337,125)      $     31,051,548
--------------------------------------------------------------------------------------------------------
Net realized gain                                                    530,635,820            423,432,005
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                824,272,296          1,140,650,984
                                                                ----------------------------------------
Net increase in net assets resulting from operations               1,353,570,991          1,595,134,537

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                              (53,439,416)           (45,971,142)
Class B                                                                       --               (103,670)
Class C                                                                       --               (905,176)
Class N                                                                 (747,836)              (659,860)
Class Y                                                               (3,744,450)            (2,540,733)

--------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                              201,935,704          1,198,420,216
Class B                                                              (55,949,781)          (120,869,542)
Class C                                                               43,292,033            119,596,640
Class N                                                               24,967,515             89,288,298
Class Y                                                             (294,618,345)            88,747,022

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase                                                     1,215,266,415          2,920,136,590
--------------------------------------------------------------------------------------------------------
Beginning of period                                               11,032,050,955          8,111,914,365
                                                                ----------------------------------------
End of period (including accumulated net investment income
(loss) of $(52,400,552) and $6,868,275, respectively)           $ 12,247,317,370       $ 11,032,050,955
                                                                ========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          24 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   SIX MONTHS
                                        ENDED                                                                            YEAR
                                    MARCH 31,                                                                           ENDED
                                         2005                                                                       SEPT. 30,
CLASS A                           (UNAUDITED)            2004             2003           2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                             $    52.64      $    44.32       $    35.25     $    40.04      $    67.48      $    49.50
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .04 1           .21              .21            .07             .20             .26
Net realized and unrealized
gain (loss)                              6.35            8.45             8.86          (4.86)         (15.68)          22.20
                                   ---------------------------------------------------------------------------------------------
Total from investment
operations                               6.39            8.66             9.07          (4.79)         (15.48)          22.46
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                   (.34)           (.34)              --             --              --            (.32)
Dividends in excess of net
investment income                          --              --               --             --              --            (.04)
Distributions from net
realized gain                              --              --               --             --          (11.96)          (4.12)
                                   ---------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders            (.34)           (.34)              --             --          (11.96)          (4.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $    58.69      $    52.64       $    44.32     $    35.25      $    40.04      $    67.48
                                   =============================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                 12.13%          19.58%           25.73%        (11.96)%        (27.10)%         47.13%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                         $9,391,821      $8,232,135       $5,904,063     $4,559,330      $4,876,120      $6,225,967
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                         $9,152,466      $7,542,447       $4,950,791     $5,552,582      $5,851,970      $5,555,437
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                    0.14%           0.48%            0.59%          0.18%           0.42%           0.41%
Total expenses                           1.12% 4         1.15% 4,5        1.23% 4        1.23% 4         1.12% 4         1.08% 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    15%             22%              46%            27%             36%             62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          25 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                   SIX MONTHS
                                        ENDED                                                                             YEAR
                                    MARCH 31,                                                                            ENDED
                                         2005                                                                        SEPT. 30,
CLASS B                           (UNAUDITED)            2004             2003           2002            2001             2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                             $    49.24      $    41.52       $    33.30      $    38.11      $    65.26      $    48.05
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                      (.19) 1         (.31)            (.25)           (.32)           (.06)           (.19)
Net realized and unrealized
gain (loss)                              5.93            8.03             8.47           (4.49)         (15.13)          21.52
                                   ----------------------------------------------------------------------------------------------
Total from investment
operations                               5.74            7.72             8.22           (4.81)         (15.19)          21.33
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                     --              -- 2             --              --              --              --
Dividends in excess of net
investment income                          --              --               --              --              --              --
Distributions from net realized
gain                                       --              --               --              --          (11.96)          (4.12)
                                   ----------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders              --              --               --              --          (11.96)          (4.12)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $    54.98      $    49.24       $    41.52      $    33.30      $    38.11      $    65.26
                                   ==============================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 3                                 11.66%          18.60%           24.69%         (12.62)%        (27.68)%         46.01%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                         $1,427,828      $1,329,910       $1,224,725      $1,119,360      $1,386,315      $1,948,901
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                         $1,428,304      $1,361,457       $1,113,678      $1,456,440      $1,731,624      $1,779,871
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                     (0.69)%         (0.39)%          (0.27)%         (0.60)%         (0.35)%         (0.38)%
Total expenses                           1.94%           1.98%            2.07%           2.00%           1.89%           1.85%
Expenses after payments and
waivers and reduction to
custodian expenses                        N/A 5          1.97%             N/A 5,6         N/A 5           N/A 5           N/A 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    15%             22%              46%             27%             36%             62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER GLOBAL FUND

                                   SIX MONTHS
                                        ENDED                                                                            YEAR
                                    MARCH 31,                                                                           ENDED
                                         2005                                                                       SEPT. 30,
CLASS C                           (UNAUDITED)            2004             2003           2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                             $    50.00      $    42.19       $    33.82     $    38.71      $    66.09      $    48.63
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)             (.17) 1         (.04)            (.04)          (.12)            .07             .06
Net realized and unrealized
gain (loss)                              6.02            7.91             8.41          (4.77)         (15.49)          21.54
                                   ---------------------------------------------------------------------------------------------
Total from investment
operations                               5.85            7.87             8.37          (4.89)         (15.42)          21.60
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                     --            (.06)              --             --              --            (.02)
Dividends in excess of net
investment income                          --              --               --             --              --              -- 2
Distributions from net realized
gain                                       --              --               --             --          (11.96)          (4.12)
                                   ---------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders              --            (.06)              --             --          (11.96)          (4.14)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $    55.85      $    50.00       $    42.19     $    33.82      $    38.71      $    66.09
                                   =============================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 3                                 11.70%          18.66%           24.75%        (12.63)%        (27.67)%         46.01%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                         $  989,019      $  846,382       $  610,815     $  463,949      $  418,525      $  404,312
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                         $  950,747      $  778,637       $  508,597     $  521,168      $  448,751      $  287,843
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                     (0.62)%         (0.29)%          (0.20)%        (0.56)%         (0.33)%         (0.29)%
Total expenses                           1.88% 5         1.91% 5,6        2.02% 5        1.99% 5         1.89% 5         1.85% 5
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    15%             22%              46%            27%             36%             62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          27 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                           YEAR
                                                          ENDED                                                          ENDED
                                                 MARCH 31, 2005                                                      SEPT. 30,
CLASS N                                             (UNAUDITED)            2004            2003           2002          2001 1
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   52.21       $   44.04       $   35.13      $   39.98       $   50.13
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               (.07) 2          .09             .10            .07             .01
Net realized and unrealized gain (loss)                    6.27            8.32            8.81          (4.92)         (10.16)
                                                      --------------------------------------------------------------------------
Total from investment operations                           6.20            8.41            8.91          (4.85)         (10.15)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.17)           (.24)             --             --              --
Dividends in excess of net investment income                 --              --              --             --              --
Distributions from net realized gain                         --              --              --             --              --
                                                      --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.17)           (.24)             --             --              --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   58.24       $   52.21       $   44.04      $   35.13       $   39.98
                                                      ==========================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        11.87%          19.13%          25.36%        (12.13)%        (20.25)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 270,588       $ 219,888       $ 108,641      $  51,077       $   5,971
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 251,193       $ 173,134       $  77,891      $  33,737       $   1,717
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                              (0.26)%          0.14%           0.36%          0.14%           0.13%
Total expenses                                             1.53%           1.58%           1.66%          1.45%           1.41%
Expenses after payments and waivers and
reduction to custodian expenses                            1.52%           1.53%           1.53%           N/A 5           N/A 5
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      15%             22%             46%            27%             36%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER GLOBAL FUND

                                   SIX MONTHS
                                        ENDED                                                                            YEAR
                                    MARCH 31,                                                                           ENDED
                                         2005                                                                       SEPT. 30,
CLASS Y                           (UNAUDITED)            2004             2003           2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                             $    52.99      $    44.57       $    35.38     $    40.11      $    67.53      $    49.54
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .12 1           .28              .20            .12             .22             .64
Net realized and unrealized
gain (loss)                              6.38            8.55             8.99          (4.85)         (15.68)          22.03
                                   ---------------------------------------------------------------------------------------------
Total from investment
operations                               6.50            8.83             9.19          (4.73)         (15.46)          22.67
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                   (.47)           (.41)              --             --              --            (.50)
Dividends in excess of net
investment income                          --              --               --             --              --            (.06)
Distributions from net realized
gain                                       --              --               --             --          (11.96)          (4.12)
                                   ---------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders            (.47)           (.41)              --             --          (11.96)          (4.68)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $    59.02      $    52.99       $    44.57     $    35.38      $    40.11      $    67.53
                                   =============================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                 12.25%          19.89%           25.98%        (11.79)%        (27.04)%         47.63%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                         $  168,061      $  403,736       $  263,670     $  164,363      $  165,281      $  203,252
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                         $  304,274      $  350,225       $  207,637     $  191,788      $  194,016      $  136,515
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                    0.42%           0.73%            0.82%          0.37%           0.54%           0.90%
Total expenses                           0.84%           0.91%            1.06%          1.15%           1.06%           0.82%
Expenses after payments and
waivers and reduction to
custodian expenses                        N/A 4           N/A 4,5         1.03%          1.05%           1.00%            N/A 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    15%             22%              46%            27%             36%             62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          29 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before


                          30 | OPPENHEIMER GLOBAL FUND
the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments


                          31 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $190,928,403 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2005, it is estimated that the Fund will utilize $530,635,820 of capital loss carryforward to offset realized capital gains. During the year ended September 30, 2004, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that current year.

As of September 30, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                                EXPIRING
                                ------------------------------
                                2010              $156,747,145
                                2011               545,872,583
                                2012                18,944,495
                                                  ------------
                                Total             $721,564,223
                                                  ============

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2005, the Fund's projected benefit obligations were increased by $75,622 and payments of $95,052 were made to retired trustees, resulting in an accumulated liability of $1,370,324 as of March 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for


                          32 | OPPENHEIMER GLOBAL FUND
deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                          33 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    SIX MONTHS ENDED MARCH 31, 2005               YEAR ENDED SEPTEMBER 30, 2004
                                       SHARES                AMOUNT                SHARES                AMOUNT
----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                               22,235,023       $ 1,289,306,213            47,232,140       $ 2,434,011,628
Dividends and/or
distributions reinvested              841,710            50,266,893               875,280            43,142,565
Acquisition-Note 7                         --                    --               166,248             8,004,833
Redeemed                          (19,423,117)       (1,137,637,402) 1        (25,116,225)       (1,286,738,810)
                                  ------------------------------------------------------------------------------
Net increase                        3,653,616       $   201,935,704            23,157,443       $ 1,198,420,216
                                  ==============================================================================

----------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                1,983,606       $   107,725,858             4,707,264       $   226,618,309
Dividends and/or
distributions reinvested                   --                    --                 2,038                94,560
Acquisition-Note 7                         --                    --                83,141             3,748,829
Redeemed                           (3,023,005)         (163,675,639) 1         (7,281,248)         (351,331,240)
                                  ------------------------------------------------------------------------------
Net decrease                       (1,039,399)      $   (55,949,781)           (2,488,805)      $  (120,869,542)
                                  ==============================================================================

----------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                2,226,393       $   122,851,576             4,703,952       $   230,083,697
Dividends and/or
distributions reinvested                   --                    --                16,328               769,364
Acquisition-Note 7                         --                    --                37,334             1,710,663
Redeemed                           (1,444,391)          (79,559,543) 1         (2,309,286)         (112,967,084)
                                  ------------------------------------------------------------------------------
Net increase                          782,002       $    43,292,033             2,448,328       $   119,596,640
                                  ==============================================================================

----------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                1,206,581       $    69,581,196             2,703,277       $   137,977,645
Dividends and/or
distributions reinvested               12,325               731,377                13,215               648,081
Acquisition-Note 7                         --                    --                 1,891                90,471
Redeemed                             (784,978)          (45,345,058) 1           (973,451)          (49,427,899)
                                  ------------------------------------------------------------------------------
Net increase                          433,928       $    24,967,515             1,744,932       $    89,288,298
                                  ==============================================================================

----------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                1,592,763       $    92,421,469             3,679,907       $   189,916,227
Dividends and/or
distributions reinvested               62,062             3,724,357                50,924             2,521,267
Acquisition-Note 7                         --                    --                 2,075               100,485
Redeemed                           (6,426,671)         (390,764,171) 1         (2,029,360)         (103,790,957)
                                  ------------------------------------------------------------------------------
Net increase (decrease)            (4,771,846)      $  (294,618,345)            1,703,546       $    88,747,022
                                  ==============================================================================

1. Net of redemption fees of $26,291, $4,103, $2,731, $722 and $874 for Class A, Class B, Class C, Class N and Class Y, respectively.


                          34 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2005, were $1,814,271,869 and $1,718,484,327, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Effective February 18, 2005, the management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $2.5 billion and 0.60% of the next $2.5 billion and 0.58% of average annual net assets in excess of $11 billion. Prior to February 18, 2005, the management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $2.5 billion and 0.60% of average annual net assets in excess of $8.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2005, the Fund paid $12,454,434 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                          35 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2005 for Class B, Class C and Class N shares were $13,603,111, $11,228,126 and $2,543,827, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A           CLASS B            CLASS C          CLASS N
                          CLASS A        CONTINGENT        CONTINGENT         CONTINGENT       CONTINGENT
                        FRONT-END          DEFERRED          DEFERRED           DEFERRED         DEFERRED
                    SALES CHARGES     SALES CHARGES     SALES CHARGES      SALES CHARGES    SALES CHARGES
SIX MONTHS            RETAINED BY       RETAINED BY       RETAINED BY        RETAINED BY      RETAINED BY
ENDED                 DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
March 31, 2005         $1,570,711           $37,520        $1,103,019            $61,944          $99,327

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2005, OFS waived $9,312, for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined


                          36 | OPPENHEIMER GLOBAL FUND
using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                                   CONTRACT            VALUATION
                                                     EXPIRATION      AMOUNT                AS OF       UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                                      DATES      (000S)       MARCH 31, 2005     APPRECIATION     DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australian Dollar [AUD]                           4/1/05-4/4/05       6,637AUD       $ 5,125,208      $       600      $     1,858
Euro [EUR]                                        4/1/05-4/4/05      29,114EUR        37,741,691           23,760               --
                                                                                                      ----------------------------
                                                                                                           24,360            1,858
                                                                                                      ----------------------------
CONTRACTS TO SELL
British Pound Sterling [GBP]                             4/4/05      16,333GBP        30,858,912               --          167,448
Euro [EUR]                                               4/4/05       3,266EUR         4,234,452               --            2,365
                                                                                                      ----------------------------
                                                                                                               --          169,813
                                                                                                      ----------------------------
Total unrealized appreciation and depreciation                                                        $    24,360      $   171,671
                                                                                                      ============================

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                ACQUISITION                         VALUATION AS OF          UNREALIZED
SECURITY                              DATES                COST      MARCH 31, 2005        DEPRECIATION
-------------------------------------------------------------------------------------------------------
Nektar Therapeutics                 6/25/03         $14,307,000         $14,057,408         $   249,592
Swiss Medical SA            5/19/94-7/10/02          30,390,000           8,761,092          21,628,908

--------------------------------------------------------------------------------
7. ACQUISITION OF OPPENHEIMER EUROPE FUND

On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Europe Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Europe Fund shareholders on October 10, 2003. The Fund issued


                          37 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. ACQUISITION OF OPPENHEIMER EUROPE FUND Continued

(at an exchange ratio of 0.134092 for Class A, 0.138901 for Class B, 0.137266 for Class C, 0.133602 for Class N and 0.136217 for Class Y of the Fund to one share of Oppenheimer Europe Fund) 166,248; 83,141; 37,334; 1,891 and 2,075
shares of capital stock for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $8,004,833, $3,748,829, $1,710,663, $90,471 and $100,485
in exchange for the net assets, resulting in combined Class A net assets of $6,408,114,533, Class B net assets of $1,306,165,730, Class C net assets of $663,476,264, Class N net assets of $123,310,171 and Class Y net assets of $290,474,300 on October 16, 2003. The net assets acquired included net unrealized appreciation of $941,452 and unused capital loss carryforward of $9,550,246 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                          38 | OPPENHEIMER GLOBAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          39 | OPPENHEIMER GLOBAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of William Wilby and Rajeev Bhaman and the Manager's global investment team and analysts. Messrs. Wilby and Bhaman are the portfolio managers of the Fund and are the persons principally responsible for the day-to-day management of the Fund's portfolio. Mr. Wilby and Mr. Bhaman are each Vice Presidents of the Fund. Mr. Wilby has been a Senior Vice President since October 1992, a Senior Investment Officer, Director of


                          40 | OPPENHEIMER GLOBAL FUND

Equities of the Manager since August 2004 and also serves as an officer and portfolio manager for other funds advised by the Manager. Mr. Bhaman has been a Vice President of the Manager since November 1996 and is a Chartered Financial Analyst and a portfolio manager of other funds advised by the Manager. Mr. Wilby has had over 22 years of experience and Mr. Bhaman has had over 15 years of experience managing equity investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other global growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-, three-, five- and ten-year performance were each better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other global funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees as well as its total expenses are lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund has recently experienced significant asset growth. Based on


                          41 | OPPENHEIMER GLOBAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

current asset levels, the Fund has passed its last management fee breakpoint. Based on this evaluation, the Board requested, and the Manager agreed to, a revised breakpoint schedule that added a 0.58% breakpoint for average annual net assets over $11 billion.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised fee structure adopted by the Board and the Manager are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                          42 | OPPENHEIMER GLOBAL FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable.

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund


By:      /s/ John V. Murphy
         ----------------------------
         John V. Murphy
         Principal Executive Officer

Date:    May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005